SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                              Washington, DC 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184
                                 www.sewkis.com


                                                    December 22, 2009


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

      Re: AllianceBernstein Bond Fund, Inc. -
          AllianceBernstein Multi-Asset Inflation Strategy
          File Nos. 2-48227 and 811-2383
          ----------------------------------------------------------------------

Dear Sir or Madam:

          Attached herewith please find Post-Effective Amendment No. 94 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 72 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Bond Fund, Inc. We are making this filing for the purpose of registering a new portfolio, the AllianceBernstein Multi-Asset Inflation Strategy and to comply with the amendments to Form N-1A adopted in Release No. IC-28584 (January 13, 2009).

          Please call me at the above-referenced number if you have any questions regarding the attached.


                                                    Sincerely,

                                                    /s/ Young Seo
                                                    -------------
                                                        Young Seo

Attachment


SK 00250 0157 1054699 v2